Related Parties - Summary of Balances and Transactions With Related Parties (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jan. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties
Receivables from related parties		R$ 16,111	R$ 1,226
Current		1,298
Non-current		14,813	1,226
Advances from customers		(1)
Finance income - Related party transaction		885
Trade receivables
Related parties
Receivables from related parties		4,511	3,916
Other assets
Related parties
Receivables from related parties		4,109
Loans to related parties
Related parties
Receivables from related parties		16,111	1,226
Livraria ASC Ltda. and Educadora ASC Ltda.
Related parties
Net revenue - Related party transaction		8,805	8,234	R$ 8,895
Livraria ASC Ltda. and Educadora ASC Ltda. | Trade receivables
Related parties
Receivables from related parties		4,511	3,916
Livraria ASC Ltda. and Educadora ASC Ltda. | Advances from customers
Related parties
Advances from customers		(1)
General Atlantic Arco (Bermuda), L.P. | Other assets
Related parties
Receivables from related parties		4,109
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.
Related parties
Expenses - Related party transaction		(8)	(13)	R$ (21)
WPensar S.A.
Related parties
Finance income - Related party transaction		72
Number of debentures purchased	100,000
WPensar S.A. | Loans to related parties
Related parties
Receivables from related parties		1,298	R$ 1,226
Geekie Desenvolvimento de Softwares S.A.
Related parties
Finance income - Related party transaction		813
Par value per debenture	R$ 100.00
Payments from issuance of Debenture	R$ 10,000
Loans to related party excluding finance income	R$ 582	4,000
Total transaction amount intended to support related parties working capital needs		R$ 14,000
Geekie Desenvolvimento de Softwares S.A. | CDI
Related parties
Percentage of basis used to calculate interest rate	110.00%	110.00%
Geekie Desenvolvimento de Softwares S.A. | Loans to related parties
Related parties
Finance income - Related party transaction		R$ 231
Loans - Geekie | Loans to related parties
Related parties
Receivables from related parties		4,231
Debentures - Geekie | Loans to related parties
Related parties
Receivables from related parties		R$ 10,582